Lease (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Lease
Lease, Practical Expedients, Package [true false]	true
ROU assets				$ 16,220	¥ 112,921	¥ 146,872
Lease liabilities					¥ 123,439	154,226
Effective interest rate	4.00%
Average remaining lease term				3 years 1 month 2 days	3 years 1 month 2 days
Rental expenses		¥ 60,841	¥ 35,553
Rental expenses	¥ 57,702
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020					¥ 43,491
2021					39,625
2022					32,767
2023					15,815
Total lease payments					131,698
Less: discount					(8,259)
Present value of lease liabilities					¥ 123,439	¥ 154,226